Income Tax - Reconciliation of deferred tax assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	$ 47,060	$ 140,532	$ 3,212	$ 47,060		$ 140,532
Deferred tax benefit	(15,917)	(53,297)
Deferred tax assets			17,084	59,220	[1]	184,898	[1]
Deferred tax liabilities			(13,872)	(12,160)	[1]	$ (44,366)	[1]
Items for which no deferred tax asset has been recognized:
Depreciation and amortization for tax purposes			4,804	2,221
Provisions, accruals and prepayments			13,421	314
Deferred revenue			37,342	15,723
Unrealized foreign currency exchange gains			0	215
Unused tax losses			401,108	161,513
Intangible assets			1,963,534	2,054,530
Tax benefit from share plans- income			45,849	30,114
Tax benefit from share plans- equity			109,061	62,719
Capital loss			1,391	1,391
Carried forward tax credits- credited to profit and loss			47,537	30,418
Unrealized loss on investments			1,076	160
Other, net			10,610	5,800
Items for which no deferred tax assets is recognized			2,635,733	2,365,118
Reconciliation of deferred tax assets, net
Balance at the beginning of	47,060	140,532
Deferred tax expense for the year	(15,916)	(53,297)
Debited to equity	(8,884)	(40,092)
Adjustment in respect of income tax payable	0	(83)
Impact from business combinations	(19,092)	0
Currency revaluation impact	44	0
Balance at the ending of	3,212	47,060
Depreciation for tax purposes
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	2,537	2,537	35	2,537
Deferred tax benefit	(2,564)	1,415
Reconciliation of deferred tax assets, net
Balance at the beginning of	2,537
Balance at the ending of	35	2,537
Provisions, accruals and prepayments
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	7,241	7,241	(454)	7,241
Deferred tax benefit	(7,164)	95
Reconciliation of deferred tax assets, net
Balance at the beginning of	7,241
Balance at the ending of	(454)	7,241
Deferred revenue
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	22,650	22,650	(3,073)	22,650
Deferred tax benefit	(23,932)	10,714
Reconciliation of deferred tax assets, net
Balance at the beginning of	22,650
Balance at the ending of	(3,073)	22,650
Unrealized foreign currency exchange (gains) losses
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(410)	(410)	(428)	(410)
Deferred tax benefit	(101)	(226)
Reconciliation of deferred tax assets, net
Balance at the beginning of	(410)
Balance at the ending of	(428)	(410)
Unrealized investment (gains) losses
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	1,644	1,644	(8,213)	1,644
Deferred tax benefit	(405)	0
Reconciliation of deferred tax assets, net
Balance at the beginning of	1,644
Balance at the ending of	(8,213)	1,644
Carried forward tax losses (gains)
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	850	850	2,034	850
Deferred tax benefit	(409)	(34,221)
Reconciliation of deferred tax assets, net
Balance at the beginning of	850
Balance at the ending of	2,034	850
Carried forward tax credits—credited to profit and loss
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	5,456	5,456	2,452	5,456
Deferred tax benefit	(3,005)	(41,546)
Reconciliation of deferred tax assets, net
Balance at the beginning of	5,456
Balance at the ending of	2,452	5,456
Intangible assets
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	16,620	16,620	9,943	16,620
Deferred tax benefit	13,095	50,680
Reconciliation of deferred tax assets, net
Balance at the beginning of	16,620
Balance at the ending of	9,943	16,620
Tax benefit (expense) from share plans—income
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	216	216	551	216
Deferred tax benefit	331	(30,379)
Reconciliation of deferred tax assets, net
Balance at the beginning of	216
Balance at the ending of	551	216
Tax benefit (expense) from share plans—equity
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	127	127	889	127
Deferred tax benefit	300	(123)
Reconciliation of deferred tax assets, net
Balance at the beginning of	127
Balance at the ending of	889	127
Deferred foreign taxes
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(9,460)	(9,460)	0	(9,460)
Deferred tax benefit	10,605	(10,605)
Reconciliation of deferred tax assets, net
Balance at the beginning of	(9,460)
Balance at the ending of	0	(9,460)
Other, net
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(411)	(411)	$ (524)	$ (411)
Deferred tax benefit	(2,668)	899
Reconciliation of deferred tax assets, net
Balance at the beginning of	(411)
Balance at the ending of	$ (524)	$ (411)

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.